June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Index Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Index Funds, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by iShares Russell 2000 Small-Cap Index Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm Small Cap Index Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of iShares Russell 2000 Small-Cap Index Fund; (ii) the proposed acquisition by iShares MSCI EAFE International Index Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm International Index Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of iShares MSCI EAFE International Index Fund; and (iii) other proposed acquisitions of different registrants of all the assets and certain stated liabilities of other series of State Farm Mutual Fund Trust.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC